Business Acquisition (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Business Acquisition
Summary of revenue and earnings of business acquired included in the Company's consolidated statements of operations

	Three Months Ended	Nine Months Ended
($ in thousands)	March 31, 2023	March 31, 2023
Revenue	$2,614	$13,219
Net Income	364	1,450

Nine Months Ended
($ in thousands)	June 30, 2021
Revenue	$405,714
Net Income	19,567

Summary of acquisition date fair value of consideration transferred

Provisional Allocation of purchase price consideration ($ in thousands)

Cash Acquired	$1
Trade Receivables	3,289
Inventory	5,232
Intangibles	9,031
Other Assets	19
Accounts Payable	(24,820)
Total identifiable net assets (liabilities)	(7,248)
Goodwill	7,248
Total Consideration	$—

Cash at Close	$71,859
Note to Seller	8,500
$80,359

($ in thousands)
Cash Acquired	$6,450
Trade Receivables	48,729
Inventory	70,267
Other Assets	1,779
Accounts Payable	(48,770)
Accrued Expenses	(734)
Property and Equipment	2,638
Total Purchase Price	$80,359